AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 19.2%
	REITS — 18.3%
65,959	Annaly Capital Management, Inc. - REIT	$1,257,178
57,242	Armada Hoffler Properties, Inc. - REIT	634,814
42,001	Blackstone Mortgage Trust, Inc. - Class A - REIT	731,657
13,887	Boston Properties, Inc. - REIT	854,884
31,453	CTO Realty Growth, Inc. - REIT	549,169
16,278	Gaming and Leisure Properties, Inc. - REIT	735,928
70,447	Global Medical REIT, Inc. - REIT	639,659
110,004	Macerich Co. - REIT[1]	1,698,462
29,654	Medical Properties Trust, Inc. - REIT	127,809
41,352	Starwood Property Trust, Inc. - REIT	783,207
10,000	VICI Properties, Inc. - REIT	286,400
26,530	Vornado Realty Trust - REIT[1]	697,474
26,700	WP Carey, Inc. - REIT	1,469,835
		10,466,476
	VENTURE CAPITAL — 0.9%
25,520	Newlake Capital Partners, Inc. - REIT	510,400
	TOTAL COMMON STOCKS
	(Cost $11,030,018)	10,976,876
	PREFERRED STOCKS — 96.1%
	COMMERCIAL SERVICES — 2.6%
36,380	Triton International Ltd. - Series C, 7.375%[2,3,4]	876,758
26,464	Triton International Ltd. - Series D, 6.875%[2,3,4]	599,939
		1,476,697
	REAL ESTATE — 1.2%
32,452	Seritage Growth Properties - Series A, 7.000%[1,2,4]	673,704
	REITS — 86.2%
116,199	AGNC Investment Corp. - Series C, 10.701% (3-Month Term SOFR + 537.26 basis points)[1,2,4,5]	3,020,012
24,243	AGNC Investment Corp. - Series D, 9.922% (3-Month Term SOFR + 459.36 basis points)[1,2,4,5]	616,742
18,665	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[1,2,4,5]	450,386
66,316	American Homes 4 Rent - Series G, 5.875%[1,2,4]	1,484,152
74,673	Annaly Capital Management, Inc. - Series F, 10.579% (3-Month Term SOFR + 525.46 basis points)[1,2,4,5]	1,903,415
25,547	Annaly Capital Management, Inc. - Series G, 9.758% (3-Month Term SOFR + 443.36 basis points)[2,4,5]	651,704
30,786	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4,5]	788,737
43,350	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2,4]	801,541
40,484	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2,4]	730,331

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
41,205	Arbor Realty Trust, Inc. - Series F, 6.250% (3-Month Term SOFR + 544 basis points)[1,2,4,5]	$804,734
98,389	Armada Hoffler Properties, Inc. - Series A, 6.750%[1,2,4]	2,105,525
17,046	Centerspace - Series C, 6.625%[1,2,4]	403,140
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2,4]	1,385,148
34,183	Chimera Investment Corp. - Series A, 8.000%[1,2,4]	765,699
60,224	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[1,2,4,5]	1,351,427
52,854	Chimera Investment Corp. - Series D, 10.924% (3-Month Term SOFR + 559.95 basis points)[2,4,5]	1,292,809
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%*,2,4	57,142
68,292	CTO Realty Growth, Inc. - Series A, 6.375%[1,2,4]	1,374,718
64,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2,4]	1,622,351
81,990	EPR Properties - Series G, 5.750%[1,2,4]	1,603,724
33,861	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[1,2,4]	734,106
51,512	Global Net Lease, Inc. - Series A, 7.250%[1,2,4]	1,071,450
49,338	Global Net Lease, Inc. - Series B, 6.875%[2,4]	990,707
107,081	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2,4]	1,922,104
49,537	National Storage Affiliates Trust - Series A, 6.000%[1,2,4]	1,125,976
54,092	Pebblebrook Hotel Trust - Series E, 6.375%[1,2,4]	1,095,904
66,820	Pebblebrook Hotel Trust - Series F, 6.300%[1,2,4]	1,334,395
67,433	Pebblebrook Hotel Trust - Series G, 6.375%[1,2,4]	1,321,012
75,199	Pebblebrook Hotel Trust - Series H, 5.700%[1,2,4]	1,368,622
64,535	PennyMac Mortgage Investment Trust - Series C, 6.750%[2,4]	1,250,043
3,394	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4,5]	85,393
48,619	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4,5]	1,150,326
133,899	RLJ Lodging Trust - Series A, 1.950%[1,4,6]	3,332,746
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2,4]	704,339
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[1,2,4]	1,128,611
107,726	Summit Hotel Properties, Inc. - Series F, 5.875%[1,2,4]	2,155,597
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2,4]	1,442,099
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2,4]	1,408,400
53,019	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2,4]	873,223
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2,4]	781,660
68,215	Vornado Realty Trust - Series O, 4.450%[1,2,4]	916,810
		49,406,960
	TELECOMMUNICATIONS — 6.1%
31,663	DigitalBridge Group, Inc. - Series H, 7.125%[1,2,4]	751,996
51,221	DigitalBridge Group, Inc. - Series I, 7.150%[1,2,4]	1,260,037

AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
61,680	DigitalBridge Group, Inc. - Series J, 7.125%[1,2,4]	$1,479,086
		3,491,119
	TOTAL PREFERRED STOCKS
	(Cost $62,384,135)	55,048,480
	SHORT-TERM INVESTMENTS — 2.2%
1,289,919	Goldman Sachs Financial Square Government Fund - Institutional Shares, 5.14%[1,7]	1,289,919
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,289,919)	1,289,919
	TOTAL INVESTMENTS — 117.5%
	(Cost $74,704,072)	67,315,275
	Liabilities in Excess of Other Assets — (17.5)%	(10,004,303)
	TOTAL NET ASSETS — 100.0%	$57,310,972

REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of June 30, 2024, the aggregate value of those securities was $37,465,215, representing 65.4% of net assets.
[2]Callable.
[3]Foreign security denominated in U.S. Dollars.
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security.
[6]Convertible security.
[7]The rate is the annualized seven-day yield at period end.